Stockholders' Equity - Schedule of Share Repurchase Plan Following Estimated Value Per Share of Common Stock is Published (Parenthetical) (Detail) - Common Stock [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Share Repurchase Plan [Member]
Class of Stock [Line Items]
Share repurchase plan, disability or death holding period exemption period, maximum	2 years	2 years
Share Repurchase Plan As Amended [Member]
Class of Stock [Line Items]
Required holding period to be eligible to redeem shares under share repurchase plan	1 year	1 year